Loans (Officer and Director Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans [Abstract]
Balance, beginning of year	$ 14,605	$ 15,585
New loans	4,521	537
Loan repayments	(799)	(1,517)
Balance, end of year	$ 18,327	$ 14,605